Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash	$ 276,734	$ 401,327
Short-term bank deposits	3,001	80,000
Cash and cash equivalents	$ 279,735	$ 481,327	$ 451,962